   As filed with the Securities and Exchange Commission on September 25, 1997


                                                              File Nos. 33-49552
                                                                        811-6740
                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549

                                       FORM N-1A


                                REGISTRATION STATEMENT
                                         UNDER
                              THE SECURITIES ACT OF 1933
                                    POST-EFFECTIVE
                                  AMENDMENT NO. 10*+
                                          AND
                                REGISTRATION STATEMENT
                                         UNDER
                          THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 16

                             CITIFUNDS INSTITUTIONAL TRUST
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                    6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

          PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                        (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                       COPY TO:
                      ROGER P. JOSEPH, BINGHAM, DANA & GOULD LLP,
                                  150 FEDERAL STREET,
                              BOSTON, MASSACHUSETTS 02110


        It is proposed that this filing will become effective on September 30, 1997, pursuant to paragraph (b) of Rule 485.

        Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest ($0.00001 par value) under the Securities Act of 1933 and will file a Rule 24f-2 Notice on or before October 30, 1997 for Registrant's fiscal year ended August 31, 1997.

---------------------------------------------------------------------------
* This filing relates only to shares of CitiFunds Institutional Cash Reserves. + Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective
   Amendment also serves as Post-Effective Amendment No. 10 to Registrant's Registration Statement under the Securities Act of 1933 at File No. 33-49554.

                          CITIFUNDS INSTITUTIONAL TRUST
                     (CITIFUNDS INSTITUTIONAL CASH RESERVES)
                       REGISTRATION STATEMENT ON FORM N-1A


                              CROSS REFERENCE SHEET

N-1A
ITEM NO.     N-1A ITEM                                          LOCATION

PART A                                                          PROSPECTUS
------                                                          ----------

Item 1.      Cover Page...................................      Cover Page
Item 2.      Synopsis.....................................      Expense Summary
Item 3.      Condensed Financial Information..............      Not Applicable
Item 4.      General Description of Registrant............      Investment Information; General
                                                                Information; Appendix
Item 5.      Management of the Fund.......................      Management; Expenses
Item 5A.     Management's Discussion of Fund Performance..      Not Applicable
Item 6.      Capital Stock and Other Securities...........      General Information; Voting and
                                                                Other Rights; Purchases;
                                                                Exchanges; Redemptions; Net
                                                                Income and Distributions; Tax
                                                                Matters
Item 7.      Purchase of Securities Being Offered.........      Purchases; Exchanges;
                                                                Redemptions
Item 8.      Redemption or Repurchase.....................      Purchases; Exchanges;
                                                                Redemptions
Item 9.      Pending Legal Proceedings....................      Not Applicable

                                                                STATEMENT OF
                                                                ADDITIONAL
PART B                                                          INFORMATION

Item 10.     Cover Page...................................      Cover Page
Item 11.     Table of Contents............................      Cover Page
Item 12.     General Information and History..............      The Fund
Item 13.     Investment Objectives and Policies...........      Investment Objective, Policies
                                                                and Restrictions
Item 14.     Management of the Fund.......................      Management
Item 15.     Control Persons and Principal Holders of           Management
             Securities...................................
Item 16.     Investment Advisory and Other Services.......      Management
Item 17.     Brokerage Allocation and Other Practices.....      Portfolio Transactions
Item 18.     Capital Stock and Other Securities...........      Description of Shares, Voting
                                                                Rights and Liabilities
Item 19.     Purchase, Redemption and Pricing of Securities
             Being Offered................................      Description of Shares, Voting
                                                                Rights and Liabilities;
                                                                Determination of Net Asset Value
Item 20.     Tax Status...................................      Certain Additional Tax Matters
Item 21.     Underwriters.................................      Management
Item 22.     Calculation of Performance Data..............      Performance Information
Item 23.     Financial Statements.........................      Not Applicable

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
             Statement.

                                   PROSPECTUS
-------------------------------------------------------------------------------
                               SEPTEMBER 30, 1997

                      CITIFUNDS INSTITUTIONAL CASH RESERVES
                 (A MEMBER OF THE CITIFUNDS(SM) FAMILY OF FUNDS)

This Prospectus describes CitiFunds Institutional Cash Reserves,a money market mutual fund in the CitiFunds Family of Funds. Shares of the Fund are sold primarily to institutional investors. Citibank, N.A. is the investment manager.
--------------------------------------------------------------------------------
REMEMBER THAT SHARES OF THE FUND:
- ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY
- ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK
  OR ANY OF ITS AFFILIATES
- ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED
--------------------------------------------------------------------------------
    INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00
PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO
SO.
--------------------------------------------------------------------------------
    This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information dated September 30, 1997 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by calling 1-800-625-4554.

--------------------------------------------------------------------------------
  TABLE OF CONTENTS
  Prospectus Summary ..................................................... 2
  Expense Summary .........................................................3
  Investment Information ..................................................4
  Risk Considerations .....................................................5
  Valuation of Shares .....................................................5
  Purchases ...............................................................5
  Exchanges ...............................................................6
  Redemptions .............................................................6
  Net Income and Distributions ............................................7
  Management ..............................................................8
  Tax Matters .............................................................9
  Performance Information .................................................9
  General Information ....................................................10
  Appendix A --Permitted Investments and
               Investment Practices ......................................11
--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

    See the body of the Prospectus for more information on the topics discussed in this summary.


THE FUND: This Prospectus describes CitiFunds Institutional Cash Reserves.


INVESTMENT OBJECTIVE AND POLICIES: The Fund's investment objective is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund invests in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.


INVESTMENT MANAGER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Manager"), a wholly-owned subsidiary of Citicorp, is the investment manager. Citibank and its affiliates manage more than $88 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of the Fund. See "Management."


PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Fund through a Service Agent on any Business Day. See "Purchases" and "Redemptions."

PRICING: Shares of the Fund are purchased and redeemed at net asset value (normally $1.00 per share), without a sales load or redemption fees. While there are no sales loads, shares of the Fund are subject to a fee of up to 0.10% per annum of the Fund's average daily net assets for distribution, sales and marketing and shareholder services. See "Purchases" and "Management -- Distribution Arrangements."


EXCHANGES: Shares may be exchanged for shares of most other CitiFunds. See "Exchanges."


DIVIDENDS: Declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."

REINVESTMENT: Dividends may be received either in cash or in Fund shares at net asset value. See "Net Income and Distributions."

WHO SHOULD INVEST: The Fund is designed primarily for institutional investors for whom growth of capital is not a consideration and who are seeking liquidity, preservation of capital, current income, and a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of high-quality, short-term, U.S. dollar-denominated money market obligations issued by U.S. and non-U.S. issuers. See "Investment Information."

RISK FACTORS: There can be no assurance that the Fund will achieve its investment objective. In addition, while the Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.

    Investors in the Fund should be able to assume the special risks of investing in non-U.S. securities, which include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. In addition, the prices of securities of non-U.S. issuers may be more volatile than those of comparable U.S. issuers.

    Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The following table summarizes estimated shareholder transaction and annual operating expenses for the Fund.* For more information on costs and expenses, see "Management" and "General Information -- Expenses."



------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES ..............................     None
ANNUAL FUND OPERATING EXPENSES, AFTER FEE WAIVERS AND
  REIMBURSEMENTS (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Management Fee(2) .............................................     0.15%
12b-1 Fees (including service fees)(2)(3) .....................     0.05%
Other Expenses ................................................     0.05%
                                                                    -----
Total Fund Operating Expenses(2) ..............................     0.25%
                                                                    =====


  * This table is intended to assist investors in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels.

(1) Because the Fund is newly organized, all amounts in the table and the example are estimated for the current fiscal year.


(2) Absent fee waivers and reimbursements, Management Fees, 12b-1 Fees, Other Expenses and Total Fund Operating Expenses would be 0.20%, 0.10%, 0.10% and 0.40%, respectively.


(3) Fees under the 12b-1 distribution plan are asset-based sales charges. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:


                                                          ONE YEAR THREE YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CASH RESERVES(1) ...........................   $3        $8
The Example assumes that all dividends are reinvested. If waivers and reimbursements were not in place, the amounts in the Example would be $4 and $13, respectively. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             INVESTMENT INFORMATION
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE: The investment objective of the Fund is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of the Fund may be changed by its Trustees without approval by the Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES: The Fund seeks its objective by investing all of its investable assets in high quality U.S. dollar denominated money market instruments. Instruments in which the Fund may invest include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. The U.S. Government obligations in which the Fund invests include U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities. Some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality. For more information regarding the Fund's permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 11.


CERTAIN ADDITIONAL INVESTMENT POLICIES:
    $1.00 NET ASSET VALUE. The Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."


    MATURITY AND QUALITY. All of the Fund's investments mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Fund (on a dollar-weighted basis) is 90 days or less. All of the Fund's investments are in high quality securities which have been determined by the Manager, under the supervision of and pursuant to instructions established by the Board of Trustees of CitiFunds Institutional Trust (the "Trust") to present minimal credit risks. To meet the Fund's high quality standards a security must be rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager, under the supervision of and pursuant to instructions established by the Trust's Board of Trustees. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.

    PERMITTED INVESTMENTS. Uninvested cash reserves may be held temporarily for the Fund pending investment. The Fund may borrow from banks up to 1/3 of its net assets for temporary or emergency purposes. For more information regarding permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 11. The Fund will not necessarily invest or engage in each of the investments and investment practices in Appendix A but reserves the right to do so.

    INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Fund. Except as otherwise indicated, the Fund's investment objective and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing or as to illiquid securities) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Fund's securities will not be a violation of policy.


    BROKERAGE TRANSACTIONS. The primary consideration in placing the Fund's security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.

                               RISK CONSIDERATIONS
--------------------------------------------------------------------------------

    The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

    "CONCENTRATION" IN BANK OBLIGATIONS. The Fund invests more than 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental, and may not be changed without the consent of the Fund's investors. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

    NON-U.S. SECURITIES. Investors in the Fund should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Fund assets and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Fund.


    INVESTMENT PRACTICES. Certain of the investment practices employed for the Fund may entail certain risks. See Appendix A -- Permitted Investments and Investment Practices on page 11.


                               VALUATION OF SHARES
--------------------------------------------------------------------------------

    Net asset value per share of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of 4:00 p.m., Eastern time, by adding the market value of all securities and other assets of the Fund, then subtracting the liabilities charged to the Fund, and then dividing the result by the number of outstanding shares of the Fund. The amortized cost method of valuing Fund securities is used in order to attempt to stabilize the net asset value of shares of the Fund at $1.00; however, there can be no assurance that the Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

    The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Fund would receive if the security were sold.

                                    PURCHASES
--------------------------------------------------------------------------------

    Shares of the Fund are offered continuously and may be purchased on any Business Day without a sales load at the shares' net asset value (normally $1.00 per share) next determined after an order is transmitted to and accepted by the Transfer Agent. The Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

    While there is no sales load imposed on shares of the Fund, the Distributor receives fees from the Fund pursuant to a Service Plan. See "Management -- Distribution Arrangements."

    Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Service Agents may receive certain fees from the Distributor and/ or the Fund. See "Management -- Distribution Arrangements." Customers should contact their Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

    From time to time LFBDS may make payments for distribution and/or shareholder servicing activities out of its past profits and other sources available to it. The Distributor also may make payments for marketing, promotional or related expenses to dealers who engage in marketing efforts on behalf of the Fund. The amounts of these payments will be determined by the Distributor in its sole discretion and may vary among different dealers.

                                    EXCHANGES
--------------------------------------------------------------------------------


    Shares of the Fund may be exchanged for shares of other CitiFunds, or may be acquired through an exchange of shares of those funds. No initial sales charge is imposed on shares being acquired through an exchange unless the shares being acquired are subject to a sales charge that is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference).

    Shareholders may place exchange orders through the Transfer Agent or, if they are customers of a Service Agent, through their Service Agent, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received by the Transfer Agent. See "Valuation of Shares." Where shares of the Fund were recently purchased, such shares may be exchanged only after payment in federal funds for such shares has been made.


    This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

                                   REDEMPTIONS
--------------------------------------------------------------------------------

    Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by the Transfer Agent. The Transfer Agent is responsible for the prompt transmission of redemption orders to the Fund on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Investors should consult their Service Agents for details. A redemption is treated as a sale of the shares redeemed and could result in taxable gain or loss to the shareholder making the redemption.

    REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the Transfer Agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

    PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).

    Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

                          NET INCOME AND DISTRIBUTIONS
--------------------------------------------------------------------------------

    The net income of the Fund is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is made once during each such day as of 4:00 p.m., Eastern time. All the net income of the Fund is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last Business Day of each month. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of full and fractional additional shares of the Fund at the rate of one share of the Fund for each one dollar of dividend income.

    Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

    Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

                                   MANAGEMENT
--------------------------------------------------------------------------------


    TRUSTEES AND OFFICERS: The Fund is supervised by the Board of Trustees of CitiFunds Institutional Trust. A majority of the Trustees are not affiliated with the Manager. More information on the Trustees and officers of the Fund appears under "Management" in the Statement of Additional Information.

INVESTMENT MANAGER: CITIBANK. The Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $88 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp. Citibank also serves as investment adviser to other registered investment companies. Citibank's address is 153 East 53rd Street, New York, New York 10043.


    Subject to policies set by the Trustees, Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative serves include providing general office facilities and supervising the overall administration of the Fund. Pursuant to a sub-administrative services agreement, the Distributor performs such sub-administrative duties for the Fund as from time to time are agreed upon by Citibank and the Distributor. The Distributor's compensation as sub-administrator is paid by Citibank.

    MANAGEMENT FEES. For its services under the Management Agreement, Citibank receives a fee equal to, on an annual basis, up to 0.20% of the Fund's average daily net assets for the Fund's then-current fiscal year. Citibank has voluntarily agreed to waive a portion of its management fee.

    BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.


    BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Management Agreement and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the manager or a Service Agent the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.


TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent, dividend disbursing agent and custodian of the Fund's assets. Securities may be held by a sub-custodian bank approved by the Trustees. State Street also provides fund accounting services and calculates the daily net asset value for the Fund. The principal business address of State Street is 225 Franklin Street, Boston, MA 02110.

DISTRIBUTION ARRANGEMENTS: LFBDS, 6 St. James Avenue, Boston, MA 02116 (telephone: (617) 423-1679) is the Distributor of the Fund's shares. Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets of the Fund. These fees may be used to make payments to the Distributor for distribution services, and to Service Agents and others as compensation for the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts.

    The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

    During the period they are in effect, the Service Plan and related Distribution Agreement obligate the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Service Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

                                   TAX MATTERS
--------------------------------------------------------------------------------

    This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

    The Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.

    Shareholders normally are required to pay federal income tax (and any state or local taxes) on the dividends and other distributions received from the Fund. Generally, distributions from the Fund's net investment income and any distributions from short-term capital gains will be taxed as ordinary income. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, will be taxed as long-term capital gains regardless of how long the shares of the Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Distributions derived from interest on U.S. Government obligations may be exempt from certain state and local taxes. Investors should consult with their own tax advisers in this regard. Early each year, the Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.

    The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations. The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States; backup withholding will not be applied to payments that have been subject to such withholding. Any amount overwithheld may be recovered by filing a timely refund claim with the U.S. Internal Revenue Service. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    The Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

    The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund may also provide yield and effective yield quotations for longer periods.

    Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.

                               GENERAL INFORMATION
--------------------------------------------------------------------------------


    ORGANIZATION: The Fund is a diversified series of CitiFunds Institutional Trust, a Massachusetts business trust organized on July 8, 1992. Prior to September 1997 the Trust was known as "Landmark Institutional Trust." The Fund also is an open-end management investment company registered under the 1940 Act. The Fund commenced operations on October 1, 1997.


    Under the 1940 Act, a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.


VOTING AND OTHER RIGHTS: The Trust may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.


    At any meeting of shareholders of the Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with instructions it receives for all other shares of which that Service Agent is the holder of record.


    As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.


CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in the Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agent and tax and retirement advisers.


EXPENSES: In addition to amounts payable under its Management Agreement and Service Plan, the Fund is responsible for its own expenses, including among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums. The Fund commenced operations on October 1, 1997.


CLASSES OF SHARES: The Fund may issue shares of more than one class. Please call the Distributor at (617) 423-1679 for more information.

INVESTMENT STRUCTURE: The Trustees have the power, without approval by shareholders of the Fund, to invest the Fund's assets in one or more investment companies to the extent not prohibited by the 1940 Act and exemptive orders granted under the 1940 Act. Shareholders will be given at least 30 days' prior written notice before any such change in structure is implemented.


COUNSEL AND INDEPENDENT AUDITOR: Bingham, Dana & Gould LLP, Boston, MA, is counsel for the Fund. Deloitte & Touche LLP, serves as independent auditor for the Fund.


                        ------------------------------

    The Statement of Additional Information dated the date hereof contains more detailed information about the Fund, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers and investment manager, (iii) securities transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

    No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                   APPENDIX A

                            PERMITTED INVESTMENTS AND
                              INVESTMENT PRACTICES
--------------------------------------------------------------------------------

TREASURY RECEIPTS. The Fund may invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S.
Treasury.

    COMMERCIAL PAPER. The Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

    ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities, which represent fractional interests in underlying pools of assets, such as car installment loans or credit card receivables. The rate of return on asset-backed securities may be affected by prepayment of the underlying loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.


    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, the Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Fund would not exceed 30% of the Fund's net assets.


    In the event of the bankruptcy of the other party to a securities loan or a repurchase agreement, the Fund could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent have increased or the value of the securities purchased have decreased, the Fund could experience a loss.

    PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

    RESTRICTED SECURITIES. The Fund may purchase restricted securities that are not registered for sale to the general public. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. Institutional trading in restricted securities is relatively new, and the liquidity of the Fund's investments could be impaired if trading does not develop or declines."

    WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

--------------------------------------------------------------------------------
CITIBANK
SERVICE AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR
SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110


LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

-----------------------------------/ /-----------------------------------------

SERVICE AGENTS
(See Inside of Cover)

IM/P/97/RB                             Printed on Recycled Paper [Recycle logo]

INSTITUTIONAL


--------------------------
CITIFUNDS
INSTITUTIONAL
CASH RESERVES
--------------------------


-------------------------------------------------------------------------------
                                   PROSPECTUS
                               September 30, 1997
-------------------------------------------------------------------------------

                                                                  STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                            SEPTEMBER 30, 1997

                    CITIFUNDS INSTITUTIONAL CASH RESERVES
                (A MEMBER OF THE CITIFUNDSSM FAMILY OF FUNDS)

    CitiFunds Institutional Cash Reserves (the "Fund") is a series of CitiFunds Institutional Trust (the "Trust"). The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679.


    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE


The Fund ...............................................................     2
Investment Objective, Policies and Restrictions ........................     2
Performance Information ................................................     6
Determination of Net Asset Value .......................................     7
Management .............................................................     8
Portfolio Transactions .................................................    11
Description of Shares, Voting Rights and Liabilities ...................    11
Certain Additional Tax Matters .........................................    12
Independent Accountants and Financial Statements .......................    12

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated September 30, 1997, by which shares of the Fund are offered. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Fund's Distributor (see back cover for address and phone number).


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND


    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997 the Trust was known as "Landmark Institutional Trust." Shares of the Trust are divided into four separate series, one of which is CitiFunds Institutional Cash Reserves.

    The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")


    Citibank, N.A. ("Citibank" or the "Manager") is the investment adviser and also provides certain administrative services to the Fund. Citibank manages the investments of the Fund from day to day in accordance with the Fund's investment objective and policies. The selection of investments for the Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

    The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust. Shares of the Fund are continuously sold by The Landmark Funds Broker-Dealer Services, Inc., the Fund's distributor ("LFBDS" or the "Distributor"). Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, LFBDS may receive fees from the Fund pursuant to a Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES
    The Prospectus contains a discussion of the various types of securities in which the Fund may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund.

    Except for the concentration policy with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without the approval of Fund's shareholders, the approval of the Fund's shareholders would not be required to change any of its investment policies.


    The Fund seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by the Fund mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held by the Fund (on a dollar-weighted basis) is 90 days or less. All investments by the Fund are in "high quality" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager, under the supervision of and pursuant to instructions established by the Trust's Board of Trustees) and are determined by the Manager, under the supervision of and pursuant to instructions established by the Trust's Board of Trustees, to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Under the 1940 Act, the Fund is classified as "diversified." A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


        (1) Bank obligations. The Fund invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. The Fund limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. The Fund may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that the Fund at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party. This concentration policy is fundamental and may not be changed without the approval of the investors in the Fund.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        The Fund limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world;
    (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Fund. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Fund also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Fund does not purchase any bank obligation of the Manager or an affiliate of the Manager.

        Since the Fund may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Fund, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Fund. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Fund may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Fund generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Fund may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations the Fund may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. The Fund limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph 1 above in connection with the purchase of non-U.S.
    bank obligations.


        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Ratings Group or, if not rated, determined to be of comparable quality by the Manager, under the supervision of and pursuant to instructions established by the Trust's Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's.


        (4) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.


        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Fund's custodian or a sub-custodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The Fund will not enter into any repurchase agreements with the Manager or an affiliate of the Manager. The restrictions and procedures described above which govern the Fund's investment in repurchase agreements are designed to minimize the Fund's risk of losses in making those investments.


        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables.
    (See "Asset-Backed Securities.")

    The Fund does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Fund's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Fund's investments, the effect may be to reduce the income received by the Fund on such investments.

ASSET-BACKED SECURITIES
    As set forth above, the Fund may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Fund because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future.


REPURCHASE AGREEMENTS
    The Fund may invest assets in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have possession of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.


LENDING OF SECURITIES
    Consistent with applicable regulatory requirements and in order to generate income, the Fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. The Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Manager determines to make loans, it is not intended that the value of the securities loaned by the Fund would exceed 30% of the value of its net assets.


INVESTMENT RESTRICTIONS
    The Trust, on behalf of the Fund, has adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. The Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.


THE FUND MAY NOT:
    (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed; or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value. It is intended that the Fund would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of securities.


    (2) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security for the Fund.

    (3) Make loans to other persons except (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements, fixed time deposits or the purchase of short term obligations, or
(c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.


    (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon, and the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

    (5) Purchase securities of any one issuer if such purchase at the time thereof would cause as to 75% of the Fund's total assets more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state), provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.


    (6) Concentrate the Fund's investments in any particular industry, but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the Fund's assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction, and except that the Fund will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations.

    (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

PERCENTAGE AND RATING RESTRICTIONS
    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Any current yield quotation of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    A total rate of return quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

                     4.  DETERMINATION OF NET ASSET VALUE


    The net asset value of each of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 4:00 p.m. by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund employs specific investment policies and procedures to accomplish this result.

    The securities held by the Fund are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Fund's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

    Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Trust's Board of Trustees has established procedures to stabilize the value of the Fund's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for the Fund, the Trust's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund maintains a dollar-weighted average maturity of 90 days or less, does not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limits its investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and complies with certain reporting and recordkeeping procedures. The Trust also has established procedures to ensure that securities purchased by the Fund meet high quality criteria. (See "Investment Objective, Policies and Restrictions -- Investment Policies.")

    Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                                5.  MANAGEMENT


    The Trustees and officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.

TRUSTEES OF THE TRUST

PHILIP W. COOLIDGE* (aged 45) - President of the Trust; Chief Executive Officer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December 1988).

RILEY C. GILLEY (aged 71) - Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON (aged 57) - Professor, Babson College (since September
1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September 1992 to September 1993); Professor, Darden Graduate School of Business, University of Virginia (September 1978 to September 1993); Trustee, the Highland Family of Funds (since March 1997). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY (aged 46) - President, Global Research Associates, Inc. (Investment Research) (since August 1990); Manager, Rockefeller & Co. (March 1988 to July 1990); Trustee, Mainstay Institutional Funds (since December
1990). Her address is P.O. Box 9572 New Haven, Connecticut.

OFFICERS OF THE TRUST

SAMANTHA M. BURGESS* (aged 27) - Assistant Secretary and Assistant Treasurer of the Trust; Assistant Vice President, Signature Financial Group, Inc. (since November 1995); Graduate Student, Loyola University (prior to August
1995).

PHILIP W. COOLIDGE* (aged 45) - President of the Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December 1988).


CHRISTINE A. DRAPEAU* (aged 27) - Assistant Secretary and Assistant Treasurer of the Trust; Assistant Vice President, Signature Financial Group, Inc. (since January 1996); Paralegal and Compliance Officer, various financial companies (July 1992 to January 1996); Graduate Student, Bentley College (prior to December 1994).


JOHN R. ELDER* (aged 49) - Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer of the Phoenix Family of Mutual Funds, Phoenix Home Life Mutual Insurance Company (1983 to March 1995).

LINDA T. GIBSON* (aged 32) - Secretary of the Trust; Vice President, Signature Financial Group, Inc. (since May 1992); Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since October 1992); Law Student, Boston University School of Law (September 1989 to May 1992).

JOAN R. GULINELLO* (aged 41) - Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since October
1993); Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since October 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October 1993).

JAMES E. HOOLAHAN* (aged 50) - Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Senior Vice President, Signature Financial Group, Inc.

SUSAN JAKUBOSKI* (aged 33) - Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group (Cayman), Ltd. (since August 1994); Senior Fund Administrator, Signature Financial Group, Inc. (since August 1994); Assistant Treasurer, Signature Broker-Dealer Services, Inc. (since September 1994); Fund Compliance Administrator, Concord Financial Group (November 1990 to August 1994). Her address is Elizabethan Square, George Town, Grand Cayman, Cayman Islands, BWI.

MOLLY S. MUGLER* (aged 45) - Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since December
1988).

KARYN A. NOKE* (aged 27) - Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group (Cayman), Ltd. (since September 1996); Assistant Vice President, Signature Financial Group, Inc. (May 1993 to August 1996); Student, University of Massachusetts (prior to May 1993).

SHARON M. WHITSON* (aged 49) - Assistant Secretary and Assistant Treasurer of the Trust; Assistant Vice President, Signature Financial Group, Inc. (since November 1992); Associate Trader, Massachusetts Financial Services Company (prior to November 1992).

JULIE J. WYETZNER* (aged 38) - Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.

    The Trustees and officers of the Trust also hold comparable positions with certain other funds for which LFBDS or an affiliate serves as the distributor or administrator.

                                                         TRUSTEES COMPENSATION TABLE


                                                                   PENSION OR                                TOTAL COMPENSATION
                                             AGGREGATE         RETIREMENT BENEFITS         ESTIMATED         FROM THE REGISTRANT
                                           COMPENSATION          ACCRUED AS PART        ANNUAL BENEFITS       AND FUND COMPLEX
               TRUSTEE                  FROM REGISTRANT(1)      OF FUND EXPENSES        UPON RETIREMENT      PAID TO TRUSTEES(2)
                ------                     ------------           ------------           ------------           ------------
Philip W. Coolidge ...................        $     0                 None                   None                  $     0
Riley C. Gilley ......................        $14,507                 None                   None                  $46,000
Diana R. Harrington ..................        $13,564                 None                   None                  $44,000
Susan B. Kerley ......................        $12,697                 None                   None                  $42,000
----------
(1) For the fiscal year ended August 31, 1997.

(2) Information relates to the fiscal year ended August 31, 1997. Messrs.
    Coolidge and Gilley and Mses. Harrington and Kerley are trustees of 45, 28, 26 and 26 Funds, respectively, of the fund family.

    As of the date of this Statement of Additional Information all of the outstanding shares of the Fund are held by LFBDS.



    The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


MANAGER
    Citibank manages the assets of the Fund and provides certain administrative services to the Trust pursuant to a management agreement (the "Management Agreement"). Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund. The Management Agreement will continue in effect until August 8, 1999 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.


    Citibank provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. Trustees, officers, and investors in the Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise and directors, officers and employees of Citibank are or may become similarly interested in the Trust.

    The Management Agreement provides that Citibank may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    The Prospectus contains a description of the fees payable to the Manager for services under the Management Agreement. Citibank may reimburse the Fund or waive all or a portion of it management fees.

    Pursuant to a sub-administrative services agreement with Citibank, LFBDS performs such sub-administrative duties for the Trust as from time to time are agreed upon by Citibank and LFBDS. For performing such sub-administrative services, LFBDS receives compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreement with the Trust. All such compensation is paid by Citibank.

DISTRIBUTOR
    LFBDS, 6 St. James Avenue, Boston, MA 02116, serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust for shares of the Fund (the "Distribution Agreement"). Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

    Under a Service Plan for shares of the Fund (the "Service Plan") which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets of the Fund. Such fees may be used to make payments to the Distributor for distribution services, to securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor and others in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

    The Service Plan obligates the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Service Plan for the Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

    The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to such Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Service Plan may be terminated with respect to the Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Service Plan may not be amended to increase materially the amount of the Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund and may not be materially amended in any case without a vote of the majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    The Distributor may enter into agreements with Service Agents and may pay compensation to such Service Agents for accounts for which the Service Agents are holders of record. Payments may be made to the Service Agents out of the distribution fees received by the Distributor and out of the Distributor's past profits or any other source available to it.

TRANSFER AGENT AND CUSTODIAN
    The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as transfer agent for the Fund. The Trust also has entered into a Custodian Agreement with State Street, pursuant to which custodial and fund accounting services are provided for the Fund. See "Transfer Agent, Custodian and Fund Accountant" in the Prospectus for additional information. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                          6.  PORTFOLIO TRANSACTIONS

    The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law.

           7.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($0.00001 par value) of each of its series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. In addition to the Fund, there are currently three other series of the Trust:
Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax-Free Reserves. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series of shares. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series. Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series, only shares of that series are entitled to vote.


    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                      8.  CERTAIN ADDITIONAL TAX MATTERS

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition and holding period of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

    Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

             9.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110, are the independent and chartered accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.


    The Fund is newly-organized and has not yet issued financial statements.

CITIBANK
SERVICE AGENTS


FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, N.Y.  10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY  10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY  10043
Call Your Account Manager or (212) 657-9100

CITIFUNDS INSTITUTIONAL CASH RESERVES

TRUSTEES AND OFFICERS
Philip W. Coolidge, President*
Riley C. Gilley
Diana R.  Harrington
Susan B. Kerley


SECRETARY
Linda T. Gibson*

TREASURER
John R.  Elder*

*Affiliated Person of Distributor
-------------------------------------------------------------------------------

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

                                     PART C


Item 24. Financial Statements and Exhibits.

        (a)    FINANCIAL STATEMENTS INCLUDED IN PART A:
                    Not applicable.

               FINANCIAL STATEMENTS INCLUDED IN PART B:
                    Not applicable.


(b)      Exhibits.

  **            1(a)       Declaration of Trust of the Registrant
  **, ***       1(b)       Amendments to Declaration of Trust of the Registrant
  and filed
  herewith
  **            2(a)       Amended and Restated By-Laws of the Registrant
  **            2(b)       Amendments to Amended and Restated By-Laws of the
  and filed                Registrant
  herewith
  *             4          Form of Certificate representing ownership of a share
                           of beneficial interest in the Registrant
                5          Management Agreement between the Registrant, with
                           respect to CitiFunds Institutional Cash Reserves (the
                           "Fund"), and Citibank, N.A., as investment manager
                           and administrator
                6          Distribution Agreement between the Registrant, with
                           respect to the Fund, and The Landmark Funds
                           Broker-Dealer Services, Inc. ("LFBDS"), as
                           distributor
  **            7          Custodian Contract between the Registrant and State
                           Street Bank and Trust Company ("State Street"), as
                           custodian
                9(a)       Sub-Administrative Services Agreement between
                           Citibank, N.A. and LFBDS
  **            9(b)       Transfer Agency and Servicing Agreement between the
                           Registrant and State Street, as transfer agent for
                           the Fund
  ****          10         Opinion and Consent of Counsel
                15         Service Plan of the Registrant with respect to the
                           Fund
  ****          25         Powers of Attorney for the Registrant


---------------------
* Information defining the rights of shareholders is contained in the Registrant's Declaration of Trust, as amended, incorporated herein by reference.
** Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996.


*** Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 1, 1996.
**** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 18, 1997.



Item 25. Persons Controlled by or under Common Control with Registrant.

Not applicable.


Item 26.  Number of Holders of Securities.


                   Title of Class                       Number of Record Holders
            Shares of Beneficial Interest               As of September 22, 1997
                 ($0.00001 par value)

        Landmark Institutional Liquid Reserves                      4
    Landmark Institutional U.S. Treasury Reserves                   3
       Landmark Institutional Tax Free Reserves                     4
        CitiFunds Institutional Cash Reserves                       0



Item 27.  Indemnification.

        Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc., filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

        The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Adviser.

        Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Asset Allocation Portfolios (Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500), Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income Fund) and Variable Annuity Portfolios (CitiSelectSM VIP Folio 200, CitiSelectSM VIP Folio 300, CitiSelectSM VIP Folio 400, CitiSelectSM VIP Folio 500 and Landmark Small Cap Equity VIP Fund). Citibank and its affiliates manage assets in excess of $88 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.


        John S. Reed is the Chairman of the Board and a Director of Citibank. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are Alain J.P. Belda, President and Chief Operating Officer, Alcoa Corporation; D. Wayne Calloway, former Chairman and Chief Executive Officer, PepsiCo, Inc., Purchase, New York; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; John M. Deutch, Director, CMS Energy; Reuben Marks, Chairman and Chief Executive Officer, Colgate-Palmolive Company; Richard D. Parsons, Member, Board of Representatives, Time Warner Entertainment Company, L.P.; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, The Boeing Company, Seattle, Washington; Roger B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont de Nemours & Company.


        Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:


D. Wayne Calloway            Director, Exxon Corporation
                             Director, General Electric Company
                             Director, PepsiCo, Inc.


Paul J. Collins              Director, Kimberly-Clark Corporation

Kenneth T. Derr              Director, American Telephone and Telegraph, Co.
                             Director, Chevron Corporation
                             Director, Potlatch Corporation

John M. Deutch               Director, Ariad Pharmaceuticals, Inc.
                             Director, CMS Energy
                             Director, Palomar Medical Technologies, Inc.


Reuben Marks                 Director, Colgate-Palmolive Company
                             Director, New York Stock Exchange
                             Director, Time Warner, Inc.
                             Non-Executive Director, Pearson, PLC


Richard D. Parsons           Director, Federal National Mortgage Association
                             Director, Philip Morris Companies Incorporated
                             Member, Board of Representatives, Time Warner
                               Entertainment Company, L.P.
                             Director and President, Time Warner, Inc.

John S. Reed                 Director, Monsanto Company
                             Director, Philip Morris Companies Incorporated
                             Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes            Director, Private Export Funding Corporation

Rozanne L. Ridgway           Director, 3M
                             Director, Bell Atlantic Corporation
                             Director, Boeing Company
                             Director, Emerson Electric Company
                             Member-International Advisory Board,
                               New Perspective Fund, Inc.
                             Director, RJR Nabisco, Inc.
                             Director, Sara Lee Corporation
                             Director, Union Carbide Corporation


H. Onno Ruding               Member, Board of Supervisory Directors,
                               Amsterdam Trustee's Kantoor
                             Board Member, Corning Incorporated
                             Advisor, Intercena (C&A) (Netherlands)
                             Member, Pechiney S.A.
                             Member, Board of Advisers, Robeco N.V.
                             Advisory Director, Unilever N.V.
                             Advisory Director, Unilever PLC


Robert B. Shapiro            Director, G.D. Searle & Co.
                             Director, Silicon Graphics
                             Director, Monsanto Company
                             Director, The Nutrasweet Company

Frank A. Shrontz             Director, 3M
                             Director, Baseball of Seattle, Inc.
                             Director, Boeing Company
                             Director, Boise Cascade Corp.
                             Director, Chevron Corporation


Franklin A. Thomas           Director, Aluminum Company of America
                             Director, Cummins Engine Company, Inc.
                             Lucent Technologies
                             Director, PepsiCo, Inc.

Edgar S. Woolard, Jr.        Director, E.I. DuPont de Nemours & Company
                             Director, Apple Computer, Inc.
                             Director, Zurich Holding Company of America, Inc.
                             Advisory Director, Zurich Insurance Corporation



Item 29.  Principal Underwriters.


        (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark Institutional Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, CitiSelectSM VIP Folio 200, CitiSelectSM VIP Folio 300, CitiSelectSM VIP Folio 400, CitiSelectSM VIP Folio 500, Landmark Small Cap Equity VIP Fund, CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500. LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500.


        (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

        (c) Not applicable.


Item 30. Location of Accounts and Records.

        The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                      ADDRESS

The Landmark Funds Broker-Dealer Services, Inc.           6 St. James Avenue
(distributor)                                             Boston, MA 02116

State Street Bank and Trust Company                       1776 Heritage Drive
(custodian and transfer agent)                            North Quincy, MA 02171

Citibank, N.A.                                            153 East 53rd Street
(investment manager and administrator)                    New York, NY 10043


Item 31. Management Services.

         Not applicable.


Item 32.       Undertakings.


        (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, containing reasonably current financial statements that need not be certified, within four to six months following the commencement of operations of CitiFunds Institutional Cash Reserves.


        (b) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trust's Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares, and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.


        (c) The Registrant undertakes to furnish to each person to whom a prospectus of CitiFunds Institutional Cash Reserves is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 23rd day of September, 1997.

                                            CITIFUNDS INSTITUTIONAL TRUST

                                            By:    Philip W. Coolidge
                                                   -----------------------------
                                                   Philip W. Coolidge, President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on September 23, 1997.

        Signature                                  Title
        ---------                                  -----

        Philip W. Coolidge                         President, Principal Executive Officer and Trustee
        ---------------------------------------
        Philip W. Coolidge

        John R. Elder                              Principal Accounting and Financial Officer
        ---------------------------------------
        John R. Elder

        Riley C. Gilley*                           Trustee
        ---------------------------------------
        Riley C. Gilley

        Diana R. Harrington*                       Trustee
        ---------------------------------------
        Diana R. Harrington

        Susan B. Kerley*                           Trustee
        ---------------------------------------
        Susan B. Kerley

*By:    Philip W. Coolidge
        ---------------------------------------
        Philip W. Coolidge
        Executed by Philip W. Coolidge on
        behalf of those indicated pursuant
        to Powers of Attorney.

                                  EXHIBIT INDEX


           Exhibit
           No.:       Description:
           ----       ------------

           1(b)       Amendments to Declaration of Trust of the Registrant
           2(b)       Amendment to Amended and Restated By-Laws of the
                      Registrant
           5          Management Agreement between the Registrant, with respect
                      to CitiFunds Institutional Cash Reserves (the "Fund"), and
                      Citibank, N.A., as investment manager and administrator
           6          Distribution Agreement between the Registrant, with
                      respect to the Fund, and The Landmark Funds Broker-Dealer
                      Services, Inc. ("LFBDS"), as distributor
           9(a)       Sub-Administrative Services Agreement between Citibank,
                      N.A. and LFBDS
           15         Service Plan of the Registrant with respect to the Fund